TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Transactions with Related Parties

b)	The following table shows the main transactions and balances with related parties and individuals as of December 31, 2022 and 2021:

	2022	2021
	S/(000)	S/(000)
Statement of financial position -
Direct loans	1,804,837	1,888,433
Investments (i)	800,021	920,852
Deposits (ii)	(1,138,115)	(970,072)
Derivatives at fair value	336,867	30,026

(i)
During the year 2022, the balance includes mainly S/158.1 million of corporate bonds, S/157.0 million of shares of Alicorp S.A.A.; S/155.3 million of corporate bonds issued by Cementos Pacasmayo S.A., and S/126.8 million of shares of Inversiones Centenario. The decreasse in the balance mainly includes the fluctuation that negatively affected the investments in shares of Inversiones Centenario, and corporative bonds of Alicorp S.A.A. and Cementos Pacasmayo S.A.
During the year 2021, the balance mainly includes S/183.3 million of corporate bonds, S/178.6 million of corporate bonds issued by Cementos Pacasmayo S.A., S/137.7 million of shares of Alicorp S.A.A. and S/184.8 million of shares of Inversiones Centenario.

(ii)	Comprising deposits from legal entities and individuals. As of December 31, 2022 and 2021, the balance corresponds mainly comprises higher deposits held by related parties and individuals.

	2022	2021
	S/(000)	S/(000)
Statement of income
Interest income related to loans	38,896	39,355
Interest expenses related to deposits	(24,143)	(15,999)
Other income	13,232	9,967

Contingent risks and commitments
Indirect loans	433,639	503,880

Key Personnel Compensation
e)	The Group’s key personnel compensation (including the related income taxes assumed by the Group) as of December 31, 2022 and 2021 was as follows:

	2022	2021
	S/(000)	S/(000)

Director’s compensation	7,850	6,862
Senior Management Compensation:
Remuneration	40,201	45,164
Stock awards vested	28,450	10,351
Total	76,501	62,377

Details of Funds
f)	As of December 31, 2022 and 2021 the Group holds interests in different funds managed by certain of the Group’s subsidiaries. The details of the funds are presented below:

	2022	2021
	S/(000)	S/(000)
At fair value through profit or loss:
Mutual funds, investment funds and hedge funds
U.S. dollar (i)	626,404	588,330
Bolivianos	163,701	157,332
Colombian pesos	76,535	78,773
Soles(ii)	70,987	45,741
Chilean pesos	5,735	2,140
Total	943,362	872,316

Restricted mutual funds, Note 6(a)(iv)	351,317	365,954

(i)	The increase in the balance mainly comprises the purchase of new shares in participation quotes in investment funds managed by Credicorp Capital S.A. S.A.F.

(ii)	The increase in 2022 compared to 2021 is due to the acquisition of participation quotas in investment funds managed by Credicorp Capital S.A. S.A.F.

Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Transactions with Related Parties
g)	The following table presents the main transactions between subsidiaries of de Group, which have been eliminated in the financial statement consolidation process:

	2022	2021
	S/(000)	S/(000)

Statement of financial position -
Direct loans	3,067,625	3,104,188
Investments	163,200	115,642
Deposits	(1,359,011)	(2,917,660)
Derivatives at fair value (*)	17,190	20,392

	2022	2021
	S/(000)	S/(000)

Statement of income
Interest income related to loans	118,627	58,270
Interest expenses related to deposits	(12,972)	(1,499)
Other income	79,743	76,645

Contingent risks and commitments
Indirect loans	440,577	331,920

(*)
Accounts receivable for derivatives held by group companies will be accounts payable for the subsidiaries with which the derivative is agreed and vice versa. These transactions are eliminated from the Statement of Financial Position.